Segment reporting	12 Months Ended
Dec. 31, 2019
Segment reporting
SEGMENT REPORTING

2.      Segment reporting

Accounting policy

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker and is based on individual mining operations. The chief operating decision maker, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the executive management team that makes strategic decisions.

Figures in million - SA rand	Group	Total US PGM operations Stillwater	Total Southern Africa	Total SA PGM operations	Rusten- burg operation	Marikana[1]	Kroondal	Platinum Mile	Mimosa	Corporate and re- conciling items[2]	Total SA gold operations	Drie-fontein	Kloof	Beatrix	Cooke	DRD-GOLD	Corporate and re- conciling items[2]	Group Corporate and reconciling items
2019
Revenue	72,925.4	26,864.5	46,222.6	27,578.4	10,499.5	11,187.9	5,590.4	300.6	2,342.6	(2,342.6)	18,644.2	3,303.1	6,808.5	3,798.2	828.4	3,621.0	285.0	(161.7)
Underground	51,528.2	12,343.3	39,346.6	26,616.5	9,901.1	11,125.0	5,590.4	-	2,342.6	(2,342.6)	12,730.1	3,301.4	5,552.4	3,576.9	21.2	-	278.2	(161.7)
Surface	6,876.0	-	6,876.0	961.9	598.4	62.9	-	300.6	-	-	5,914.1	1.7	1,256.1	221.3	807.2	3,621.0	6.8	-
Recycling	14,521.2	14,521.2	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Cost of sales, before amortisation and depreciation	(56,100.4)	(19,569.4)	(36,531.0)	(18,196.7)	(6,466.9)	(8,439.9)	(3,076.3)	(213.6)	(1,336.3)	1,336.3	(18,334.3)	(4,438.6)	(6,872.9)	(3,669.2)	(617.3)	(2,736.3)	-	-
Underground	(36,520.3)	(5,600.8)	(30,919.5)	(17,207.9)	(5,691.7)	(8,439.9)	(3,076.3)	-	(1,336.3)	1,336.3	(13,711.6)	(4,428.6)	(5,741.1)	(3,525.3)	(16.6)	-	-	-
Surface	(5,611.5)	-	(5,611.5)	(988.8)	(775.2)	-	-	(213.6)	-	-	(4,622.7)	(10.0)	(1,131.8)	(143.9)	(600.7)	(2,736.3)	-	-
Recycling	(13,968.6)	(13,968.6)	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Net other cash costs[3]	(1,869.0)	(4.2)	(1,864.8)	(585.5)	(156.1)	(299.9)	(103.4)	(25.3)	(8.0)	7.2	(1,279.3)	(197.6)	(152.7)	(179.8)	(568.6)	(30.7)	(149.9)	-
Adjusted EBITDA	14,956.0	7,290.9	7,826.8	8,796.2	3,876.5	2,448.1	2,410.7	61.7	998.3	(999.1)	(969.4)	(1,333.1)	(217.1)	(50.8)	(357.5)	854.0	135.1	(161.7)
Amortisation and depreciation	(7,214.1)	(2,285.6)	(4,928.5)	(1,919.0)	(914.4)	(500.4)	(494.8)	(4.8)	(218.7)	214.1	(3,009.5)	(920.5)	(1,200.9)	(640.0)	(15.1)	(172.1)	(60.9)	-
Interest income	560.4	145.2	415.2	145.8	44.6	30.9	67.1	1.3	2.2	(0.3)	269.4	60.1	53.0	31.4	39.8	64.5	20.6	-
Finance expense	(3,302.5)	(920.7)	(2,381.8)	(704.2)	(1,407.5)	(282.4)	(146.9)	-	(21.8)	1,154.4	(1,677.6)	(242.8)	(242.9)	(141.1)	(73.7)	(73.0)	(904.1)	-
Share-based payments	(363.3)	(53.4)	(309.9)	-	-	-	-	-	-	-	(309.9)	-	-	-	-	(64.2)	(245.7)	-
Net other[4]	(4,925.8)	8.3	(4,934.1)	(1,513.2)	(11,381.8)	12.9	(0.3)	1.1	(137.2)	9,992.1	(3,420.9)	17.5	31.0	13.4	(113.9)	81.6	(3,450.5)	-
Non-underlying items[5]	(567.0)	(74.6)	(492.4)	258.8	2.4	212.7	44.8	-	(27.5)	26.4	(751.2)	(169.5)	(35.1)	(112.4)	(6.9)	4.3	(431.6)	-
Royalties and carbon tax	(443.9)	-	(443.9)	(358.2)	(296.1)	(54.5)	(7.6)	-	(77.1)	77.1	(85.7)	(16.6)	(34.2)	(30.8)	(4.1)	-	-	-
Current taxation	(1,848.7)	(481.3)	(1,367.4)	(1,303.7)	(780.3)	13.3	(536.0)	-	(135.5)	134.8	(63.7)	(22.7)	(5.5)	(13.3)	-	(69.1)	46.9	-
Deferred taxation	3,581.7	1,436.3	2,145.4	14.1	30.0	-	(0.7)	(16.5)	(5.6)	6.9	2,131.3	74.8	150.4	89.9	-	(129.9)	1,946.1	-
Profit/(loss) for the year	432.8	5,065.1	(4,470.6)	3,416.6	(10,826.6)	1,880.6	1,336.3	42.8	377.1	10,606.4	(7,887.2)	(2,552.8)	(1,501.3)	(853.7)	(531.4)	496.1	(2,944.1)	(161.7)
Attributable to:
Owners of the parent	62.1	5,065.1	(4,841.3)	3,355.0	(10,826.6)	1,821.6	1,336.3	39.3	377.1	10,607.3	(8,196.3)	(2,552.8)	(1,501.3)	(853.7)	(531.4)	188.7	(2,945.8)	(161.7)
Non-controlling interest holders	370.7	-	370.7	61.6	-	59.0	-	3.5	-	(0.9)	309.1	-	-	-	-	307.4	1.7	-

Sustaining capital expenditure	(2,039.3)	(321.7)	(1,717.6)	(1,203.2)	(316.3)	(660.4)	(212.8)	(13.3)	(343.1)	342.7	(514.4)	(163.0)	(238.1)	(70.5)	-	(42.8)	-	-
Ore reserve development	(3,401.9)	(1,036.2)	(2,365.7)	(1,029.2)	(500.6)	(528.6)	-	-	-	-	(1,336.5)	(512.9)	(590.4)	(233.2)	-	-	-	-
Growth projects	(2,264.9)	(2,035.0)	(229.9)	(15.2)	(1.8)	-	-	(13.4)	-	-	(214.7)	-	(108.9)	(2.1)	-	(39.0)	(64.7)	-
Total capital expenditure	(7,706.1)	(3,392.9)	(4,313.2)	(2,247.6)	(818.7)	(1,189.0)	(212.8)	(26.7)	(343.1)	342.7	(2,065.6)	(675.9)	(937.4)	(305.8)		(81.8)	(64.7)	-

[1] The SA PGM operations’ results for the year ended 31 December 2019 include Marikana for the seven months since acquisition (refer to note 14.1)

[2] Corporate and reconciling items represents the items to reconcile segment data to consolidated financial statement totals. This does not represent a separate segment as it does not generate mining revenue. Corporate includes net revenue generated through the Wheaton Stream settlement mechanism

[3] Net other cash costs consist of care and maintenance, strike cost and other costs as detailed in profit or loss. Lease payments are included in net other cash costs to conform with the adjusted EBITDA reconciliation disclosed in note 26.9

[4] Net other consists of gain on financial instruments, gain on foreign exchange differences, and change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable as detailed in profit or loss. Corporate and reconciling items net other includes the share of results of equity-accounted investees after tax as detailed in profit or loss

[5] Non-underlying items consists of gain on disposal of property, plant and equipment, impairments, gain on acquisition, occupational healthcare expense, restructuring costs and transaction costs as detailed in profit or loss

Figures in million - SA rand	Group	Total US PGM operations Stillwater	Total Southern Africa	Total SA PGM operations	Kroondal	Platinum Mile	Mimosa	Rusten- burg operation	Corporate and re- conciling items[2]	Total SA gold operations	Drie-fontein	Kloof	Beatrix	Cooke	DRD-GOLD[1]	Corporate and re- conciling items[2]	Group Corporate and reconciling items
2018
Revenue	50,656.4	15,872.8	34,810.3	15,153.6	3,584.4	196.7	1,857.5	11,372.5	(1,857.5)	19,656.7	5,111.2	8,131.7	4,601.3	841.8	1,047.5	(76.8)	(26.7)
Underground	38,605.7	8,430.1	30,202.3	14,045.1	3,584.4	-	1,857.5	10,460.7	(1,857.5)	16,157.2	4,782.4	6,937.9	4,467.8	45.9	-	(76.8)	(26.7)
Surface	4,608.0	-	4,608.0	1,108.5	-	196.7	-	911.8	-	3,499.5	328.8	1,193.8	133.5	795.9	1,047.5	-	-
Recycling	7,442.7	7,442.7	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Cost of sales, before amortisation and depreciation	(41,515.2)	(11,720.9)	(29,794.3)	(12,096.0)	(2,739.4)	(152.7)	(1,235.7)	(9,203.9)	1,235.7	(17,698.3)	(5,709.3)	(6,364.8)	(3,910.8)	(693.4)	(1,020.0)	-	-
Underground	(30,248.7)	(4,524.4)	(25,724.3)	(11,131.4)	(2,739.4)	-	(1,235.7)	(8,392.0)	1,235.7	(14,592.9)	(5,386.7)	(5,352.2)	(3,841.0)	(13.0)	-	-	-
Surface	(4,070.0)	-	(4,070.0)	(964.6)	-	(152.7)	-	(811.9)	-	(3,105.4)	(322.6)	(1,012.6)	(69.8)	(680.4)	(1,020.0)	-	-
Recycling	(7,196.5)	(7,196.5)	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Net other cash costs[3]	(771.8)	-	(771.8)	(175.8)	(52.7)	(1.2)	(6.7)	(121.1)	5.9	(596.0)	(50.2)	(44.8)	(37.2)	(573.4)	8.7	100.9	-
Adjusted EBITDA	8,369.4	4,151.9	4,244.2	2,881.8	792.3	42.8	615.1	2,047.5	(615.9)	1,362.4	(648.3)	1,722.1	653.3	(425.0)	36.2	24.1	(26.7)
Amortisation and depreciation	(6,613.8)	(2,234.4)	(4,379.4)	(1,074.4)	(370.4)	(3.0)	(191.6)	(697.1)	187.7	(3,305.0)	(1,200.9)	(1,378.8)	(635.3)	(5.7)	(57.9)	(26.4)	-
Interest income	482.1	83.2	398.9	83.5	60.3	1.3	0.1	20.2	1.6	315.4	94.3	72.0	40.0	41.7	26.1	41.3	-
Finance expense	(3,134.7)	(1,797.1)	(1,177.3)	(422.4)	(130.5)	-	(13.0)	(1,890.6)	1,611.7	(754.9)	(234.9)	(245.9)	(143.6)	(78.1)	(33.0)	(19.4)	(160.3)
Share-based payments	(299.4)	(35.7)	(263.7)	-	-	-	-	-	-	(263.7)	(0.2)	-	-	-	(3.2)	(260.3)	-
Net other[4]	3,284.0	68.8	3,215.2	726.3	137.6	0.7	(9.2)	4,348.0	(3,750.8)	2,488.9	(362.8)	(110.3)	(57.8)	(106.2)	(419.1)	3,545.1	-
Non-underlying items[5]	(3,311.9)	(210.7)	(3,101.2)	(29.7)	0.4	-	-	(30.7)	0.6	(3,071.5)	(2,157.6)	27.2	(156.6)	(50.6)	(4.6)	(729.3)	-
Royalties	(212.6)	-	(212.6)	(162.0)	(5.5)	-	(57.6)	(156.5)	57.6	(50.6)	1.4	(29.0)	(18.8)	(4.2)	-	-	-
Current taxation	(95.3)	238.3	(333.6)	(278.5)	-	-	(103.4)	(277.4)	102.3	(55.1)	63.9	(75.3)	5.5	0.8	(3.0)	(47.0)	-
Deferred taxation	(988.5)	(1,795.7)	807.2	(192.6)	(168.9)	(9.2)	(29.9)	(15.5)	30.9	999.8	922.9	313.1	127.8	-	(132.0)	(232.0)	-
(Loss)/profit for the year	(2,520.7)	(1,531.4)	(802.3)	1,532.0	315.3	32.6	210.5	3,347.9	(2,374.3)	(2,334.3)	(3,522.2)	295.1	(185.5)	(627.3)	(590.5)	2,296.1	(187.0)
Attributable to:
Owners of the parent	(2,499.6)	(1,531.4)	(781.2)	1,529.3	315.3	29.9	210.5	3,347.9	(2,374.3)	(2,310.5)	(3,522.2)	295.1	(185.5)	(627.3)	(565.8)	2,295.2	(187.0)
Non-controlling interest holders	(21.1)	-	(21.1)	2.7	-	2.7	-	-	-	(23.8)	-	-	-	-	(24.7)	0.9	-

Sustaining capital expenditure	(1,271.2)	(260.2)	(1,011.0)	(464.4)	(141.4)	(9.5)	(170.9)	(313.5)	170.9	(546.6)	(228.1)	(220.6)	(82.6)	-	(14.5)	(0.8)	0
Ore reserve development	(3,530.4)	(998.9)	(2,531.5)	(477.9)	-	-	-	(477.9)	-	(2,053.6)	(817.1)	(839.6)	(396.9)	-	-	-	-
Growth projects	(2,279.2)	(1,574.0)	(705.2)	(57.7)	-	(57.1)	-	(0.6)	-	(647.5)	(0.4)	(141.8)	(1.7)	-	(303.3)	(200.3)	-
Total capital expenditure	(7,080.8)	(2,833.1)	(4,247.7)	(1,000.0)	(141.4)	(66.6)	(170.9)	(792.0)	170.9	(3,247.7)	(1,045.6)	(1,202.0)	(481.2)	-	(317.8)	(201.1)	-

1 DRDGOLD’s performance is for five months ended 31 December 2018 since acquisition

[2] Corporate and reconciling items represents the items to reconcile segment data to consolidated financial statement totals. This does not represent a separate segment as it does not generate mining revenue. Corporate includes net revenue generated through the Wheaton Stream settlement mechanism

[3] Net other cash costs consist of care and maintenance, strike costs and other costs as detailed in profit or loss

[4] Net other costs consists of gain on financial instruments, gain on foreign exchange differences, change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable, and other income. Corporate and reconciling items net other costs includes the share of results of equity-accounted investees after tax as detailed in profit or loss

[5] Non-underlying items consists of gain on disposal of property, plant and equipment, impairments, gain on derecognition of borrowings and derivative financial instrument, occupational healthcare expense, restructuring costs, and transaction costs as detailed in profit or loss

Figures in million - SA rand	Group	Total US PGM operations[2] Stillwater	Total Southern Africa	Total SA PGM operations	Kroondal	Platinum Mile	Mimosa	Rusten- burg operation	Corporate and re- conciling items[1]	Total SA gold operations	Driefontein	Kloof	Beatrix	Cooke	Corporate and re- conciling items[1]
2017
Revenue	45,911.6	9,161.6	36,750.0	13,276.4	2,861.5	194.1	1,687.7	10,220.8	(1,687.7)	23,473.6	8,076.9	8,845.1	4,875.8	1,676.5	(0.7)
Underground	37,790.3	4,622.3	33,168.0	12,024.8	2,861.5	-	1,687.7	9,163.3	(1,687.7)	21,143.2	7,148.1	7,985.3	4,753.1	1,257.4	(0.7)
Surface	3,582.0	-	3,582.0	1,251.6	-	194.1	-	1,057.5	-	2,330.4	928.8	859.8	122.7	419.1	-
Recycling	4,539.3	4,539.3	-	-	-	-	-	-	-	-	-	-	-	-	-
Cost of sales, before amortisation and depreciation	(36,482.7)	(7,011.7)	(29,471.0)	(11,591.8)	(2,395.9)	(129.8)	(1,200.5)	(9,066.1)	1,200.5	(17,879.2)	(6,203.5)	(5,762.7)	(3,952.5)	(1,960.5)	-
Underground	(29,345.3)	(2,634.8)	(26,710.5)	(10,678.3)	(2,395.9)	-	(1,200.5)	(8,282.4)	1,200.5	(16,032.2)	(5,488.9)	(5,109.5)	(3,852.1)	(1,581.7)	-
Surface	(2,760.5)	-	(2,760.5)	(913.5)	-	(129.8)	-	(783.7)	-	(1,847.0)	(714.6)	(653.2)	(100.4)	(378.8)	-
Recycling	(4,376.9)	(4,376.9)	-	-	-	-	-	-	-	-	-	-	-	-	-
Net other cash costs[3]	(383.8)	(7.3)	(376.5)	(90.6)	(34.7)	(12.6)	34.2	(41.8)	(35.7)	(285.9)	(32.4)	(37.9)	(13.3)	(243.4)	41.1
Adjusted EBITDA	9,045.1	2,142.6	6,902.5	1,594.0	430.9	51.7	521.4	1,112.9	(522.9)	5,308.5	1,841.0	3,044.5	910.0	(527.4)	40.4
Amortisation and depreciation	(5,699.7)	(1,431.4)	(4,268.3)	(760.8)	(239.0)	(2.6)	(211.7)	(514.7)	207.2	(3,507.5)	(1,126.5)	(1,404.5)	(696.2)	(256.4)	(23.9)
Interest income	415.5	51.8	363.7	158.0	57.0	2.1	8.8	96.6	(6.5)	205.7	77.6	71.1	18.4	12.5	26.1
Finance expense	(2,971.8)	(1,454.1)	(1,517.7)	(335.5)	(90.7)	-	(10.0)	(244.9)	10.1	(1,182.2)	(220.9)	(246.9)	(128.4)	(76.7)	(509.3)
Share-based payments	(231.9)	(4.9)	(227.0)	-	-	-	-	-	-	(227.0)	(2.8)	(1.8)	(1.3)	-	(221.1)
Net other[4]	(779.1)	(23.1)	(756.0)	(1,052.5)	(181.7)	0.7	(11.0)	(893.1)	32.6	296.5	24.1	23.4	(34.7)	(76.9)	360.6
Non-underlying items[5]	(6,759.1)	(70.9)	(6,688.2)	(152.4)	(9.0)	-	-	(134.9)	(8.5)	(6,535.8)	(74.9)	(50.4)	(675.3)	(3,664.7)	(2,070.5)
Royalties	(398.5)	-	(398.5)	(73.2)	(5.6)	-	(60.4)	(67.6)	60.4	(325.3)	(77.8)	(189.3)	(44.5)	(13.7)	-
Current taxation	(504.2)	(98.9)	(405.3)	(19.9)	-	(9.3)	(59.3)	(10.0)	58.7	(385.4)	(14.8)	(350.1)	(12.4)	-	(8.1)
Deferred taxation	3,450.8	2,917.0	533.8	(15.4)	(24.8)	(4.3)	(2.8)	12.7	3.8	549.2	(12.0)	61.4	245.3	1.5	253.0
Loss for the year	(4,433.1)	2,028.1	(6,461.2)	(657.7)	(62.9)	38.3	175.0	(643.0)	(165.1)	(5,803.5)	412.8	957.4	(419.1)	(4,601.8)	(2,152.8)
Attributable to:
Owners of the parent	(4,437.4)	2,028.1	(6,465.5)	(660.9)	(62.9)	35.1	175.0	(643.0)	(165.1)	(5,804.6)	412.8	957.4	(419.1)	(4,601.8)	(2,153.9)
Non-controlling interest holders	4.3	-	4.3	3.2	-	3.2	-	-	-	1.1	-	-	-	-	1.1

Sustaining capital expenditure	(1,325.6)	(226.9)	(1,098.7)	(567.6)	(190.5)	(11.0)	(222.5)	(366.1)	222.5	(531.1)	(235.0)	(210.2)	(63.1)	(8.5)	(14.3)
Ore reserve development	(3,291.6)	(538.6)	(2,753.0)	(465.0)	-	-	-	(465.0)	-	(2,288.0)	(876.1)	(876.2)	(482.0)	(53.7)	-
Growth projects	(1,481.6)	(888.3)	(593.3)	(2.3)	-	(2.3)	-	-	-	(591.0)	(44.4)	(147.1)	(0.5)	(11.7)	(387.3)
Total capital expenditure	(6,098.8)	(1,653.8)	(4,445.0)	(1,034.9)	(190.5)	(13.3)	(222.5)	(831.1)	222.5	(3,410.1)	(1,155.5)	(1,233.5)	(545.6)	(73.9)	(401.6)

[1] Corporate and reconciling items represents the items to reconcile segment data to consolidated financial statement totals. This does not represent a separate segment as it does not generate mining revenue

[2] Stillwater’s performance is for eight months ended 31 December 2017 since acquisition

[3] Net other cash costs consist of care and maintenance and other costs as detailed in profit or loss

[4] Net other costs consists of loss on financial instruments, gain on foreign exchange differences, change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable, and other income. Corporate and reconciling items net other costs includes the share of results of equity-accounted investees after tax as detailed in profit or loss

[5] Non-underlying items consists of gain on disposal of property, plant and equipment, impairments, occupational healthcare expense, restructuring costs, and transaction costs as detailed in profit or loss

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